Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 136	¥ 126
Additions for the year	152
Foreign currency translation difference	5	10
Balance at the end of year	¥ 293	¥ 136